Income Taxes	12 Months Ended
Jan. 31, 2026
Income Taxes
Income Taxes

Note 18 - Income Taxes

Income before income taxes is earned in the following tax jurisdictions:

	January 31,	January 31,	January 31,
Year Ended	2026	2025	2024
Canada	62,911	60,119	53,246
United States	102,707	92,637	62,346
Other countries	51,472	38,877	35,560
	217,090	191,633	151,152

Income tax expense (recovery) is incurred in the following jurisdictions:

	January 31,	January 31,	January 31,
Year Ended	2026	2025	2024
Current income tax expense
Canada	20,383	22,282	16,376
United States	6,991	18,020	16,532
Other countries	14,878	13,100	8,315
	42,252	53,402	41,223
Deferred income tax expense (recovery)
Canada	(2,840)	(3,875)	(2,369)
United States	15,781	585	(5,060)
Other countries	(1,870)	(1,752)	1,451
	11,071	(5,042)	(5,978)
	53,323	48,360	35,245

Current income tax expense for 2026 in Canada is comprised of federal and provincial current income tax expense of $19,860 and $523, respectively.

Deferred income tax (recovery) for 2026 in Canada is comprised of federal and provincial deferred income tax (recovery) of ($2,679) and ($161), respectively.

On July 4, 2025, the government of the United States of America enacted the One Big Beautiful Bill Act of 2025 (“OBBBA”) which includes, among other provisions, changes to the US corporate income tax system including the restoration of immediate expensing of qualifying domestic research and development (“R&D”) costs and permanent extensions of certain provisions within the Tax Cuts and Jobs Act. The changes in respect of the deductibility of current year US domestic R&D costs and 100% deduction of the remaining unamortized basis of previously capitalized domestic R&D costs have decreased current tax expense and increased deferred tax expense by $14.3 million in 2026. These changes had no material impact on the relationship between income tax expense (benefit) and income (loss) before income taxes.

Income tax expense for 2026, 2025 and 2024 was 25%, 25% and 23% of income before income taxes, respectively, with current income tax expense being 19%, 28% and 27% of income before income taxes, respectively.

Current income tax expense decreased in 2026 as compared to 2025 primarily due to the availability of tax attributes in the United States in 2026.

Current income tax expense increased in 2025 as compared to 2024 primarily due to a decrease in tax attributes available to shelter income in Canada and the United Kingdom.

Deferred income tax expense increased in 2026 as compared to 2025 primarily due to an increase in the utilization of available tax attributes in the United States resulting from the OBBBA.

Deferred income tax recovery decreased in 2025 as compared to 2024 primarily due to the utilization of tax attributes in the United States partially offset by full utilization of tax attributes in the United Kingdom and Canada in the prior period.

The components of the deferred income tax assets and liabilities are as follows:

	January 31,	January 31,
	2026	2025
Assets
Accrued liabilities not currently deductible	6,564	10,326
Accumulated losses	20,296	2,813
Difference between tax and accounting basis of property and equipment	11,644	9,653
Research and development expenditures and tax credits	1,410	9,683
Total deferred income tax assets	39,914	32,475
Liabilities
Difference between tax and accounting basis of intangible assets	(68,937)	(53,346)
Temporary difference on equity derivative and related party debt	(2,633)	(6,990)
Total deferred income tax liabilities	(71,570)	(60,336)
Net deferred income taxes	(31,656)	(27,861)
Valuation allowance	(3,067)	(2,464)
Net deferred income taxes, net of valuation allowance	(34,723)	(30,325)

As at January 31, 2026, we have not accrued for foreign withholding taxes and Canadian income taxes applicable to approximately $1,383.7 million of unremitted earnings of subsidiaries operating outside of Canada. These earnings, which we consider to be invested indefinitely, will become subject to these taxes if and when they are remitted as dividends or if we sell our stock in the subsidiaries. If we decide to repatriate the foreign earnings, we would need to adjust our income tax provision in the period we determined that the earnings will no longer be indefinitely invested outside Canada.

The provision (recovery) for income taxes varies from the expected provision at the statutory rates for the reasons detailed in the table below:

	January 31,
Year Ended	2026
	Amount	(%)
Canada federal tax	54,273	25.0

Domestic federal
Non-taxable or non-deductible items	1,776	0.8
Changes in valuation allowance	379	0.2
Tax credits	(368)	(0.2)
Other	(354)	(0.2)

Domestic provincial income taxes, net of federal effect (net of provincial abatement)	362	0.2

Foreign tax effects
United States	(2,905)	(1.3)
Other than United States	(266)	(0.1)

Changes in unrecognized tax benefits	426	0.2

Effective tax rate	53,323	24.6

Ontario is the only jurisdiction that makes up more than 50% of domestic provincial income taxes, net of federal effect (net of provincial abatement).

	January 31,	January 31,
Year Ended	2025	2024
Income before income taxes	191,633	151,152

Combined basic Canadian statutory rates	26.5%	26.5%

Income tax expense based on the above rates	50,783	40,055
Increase (decrease) in income taxes resulting from:
Permanent differences	1,490	124
Effect of differences between Canadian and foreign tax rates	(2,042)	(1,293)
Effect of rate changes on current year timing differences	(424)	(48)
Change in estimates relating to prior periods	66	(2,888)
Increase (decrease) in accruals for uncertain tax positions	(544)	(117)
Valuation allowance	564	263
Research tax credits	(2,230)	(1,488)
Other, including foreign exchange	697	637
Income tax expense	48,360	35,245

We have income tax loss carry forwards which expire as follows:

		United
Expiry year	Canada	States	EMEA	Asia Pacific	Total
2027	—	—	—	186	186
2028	—	—	—	50	50
2029	—	138	—	—	138
2030	—	138	—	138	276
2031	—	138	—	358	496
Thereafter	1,838	24,313	—	313	26,464
Indefinite	—	51,097	9,703	46	60,846
	1,838	75,824	9,703	1,091	88,456

The following is a tabular reconciliation of the total estimated liability associated with uncertain tax positions taken:

	January 31,	January 31,
	2026	2025
Liability, beginning of year	5,531	6,153
Gross increases – current period	1,430	1,476
Lapsing due to statutes of limitations	(942)	(2,098)
Liability, end of year	6,019	5,531

We have identified accruals of $6.0 million with respect to uncertain tax positions as at January 31, 2026. It is possible that these accruals for uncertain tax positions will not be required in which case up to $6.0 million of the recorded liability will decrease the effective tax rate in future years if this liability is reversed.

We recognize accrued interest and penalties related to uncertain tax positions as a current tax expense. As at January 31, 2026 and January 31, 2025, the unrecognized tax positions have resulted in no material liability for estimated interest and penalties.

Descartes and our subsidiaries file their tax returns as prescribed by the tax laws of the jurisdictions within which they operate. We are no longer subject to income tax examinations by tax authorities in our major tax jurisdictions as follows:

Years No Longer Subject to
Audit
Tax Jurisdiction
United States Federal	2020 and prior
Canada	2018 and prior
United Kingdom	2022 and prior
Sweden	2023 and prior
Norway	2019 and prior
Netherlands	2020 and prior
Belgium	2023 and prior
Germany	2020 and prior
Switzerland	2021 and prior
Brazil	2021 and prior

The following table provides the income taxes paid (net of refunds):

January 31,
2026
Canada federal	14,626
Canada provincial	9,750
Foreign	32,872
57,248

Income taxes paid during 2025 and 2024 as reported on the consolidated statements of cash flows are not net of refunds.

Income taxes paid (net of refunds) exceeded 5% of total income taxes paid (net of refunds) in the following jurisdictions:

January 31,
2026
Canada federal	14,626
Canada provincial
Ontario	11,177
Foreign
United States	17,990
United Kingdom	6,626
50,419

Jurisdictions below the 5% threshold have been excluded from the table above.